Janus Henderson Forty Fund Investment Strategy - Class A C S I N R T Shares [Member] - Janus Henderson Forty Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund pursues its investment objective by normally investing in a portfolio of 30-40 common stocks. The Fund may invest in companies of any size but will invest primarily in larger, well-established companies. The Fund may also invest in foreign securities. The Fund is classified as nondiversified, which allows it to hold larger positions in more securities as compared to a fund that is classified as diversified. As of September 30, 2025, the Fund held stocks of 30 companies. Of these holdings, 15 comprised approximately 75.47% of the Fund’s holdings. Portfolio management applies a “bottom-up” approach that focuses on fundamental research and considers, among other factors, a company’s sustainable competitive advantages, long-term growth potential, and shareholder value. The Fund will generally consider selling a security when, in portfolio management’s opinion, there is a deterioration in a company’s financials, the investment thesis for owning the position has changed, or if the security exceeds its targeted value.The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.